Summary of Significant Accounting Policies (Details) - Schedule of class A common stock reflected in the condensed balance sheets - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of Class A Common Stock Reflected in the Condensed Balance Sheets [Abstract]
Common stock subject to redemption at IPO		$ 172,500,000
Less:
Proceeds allocated to public warrants		(5,323,017)
Class A common stock issuance cost		(9,435,678)
Add:
Remeasurement of carrying value to redemption value	$ 1,454,948	20,053,421
Class A common stock subject to possible redemption	$ 179,249,674	$ 177,794,726